Summary of significant accounting principles	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of significant accounting principles
2.	SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

Basis of Presentation

The condensed consolidated financial statements and related notes of the Company have been prepared in accordance with accounting principles generally accepted in the United States for interim financial reporting. Accordingly, certain information and footnote disclosures normally included in financial statements prepared under U.S. generally accepted accounting principles (“US GAAP”), have been condensed or omitted. In the opinion of management, all adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows have been included and are of a normal and recurring nature. The operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for the entire year. These financial statements should be read in conjunction with the Company’s Consolidated Financial Statements for the year ended December 31, 2020 and notes thereto.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of Latch, Inc. and its 100% wholly owned subsidiaries, Latch Taiwan, Inc. and Latch Insurance Solutions, LLC. All intercompany transactions have been eliminated in consolidation.

Use of Estimates

The preparation of condensed consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of income and expense during the reporting period. Estimates are used when accounting for revenue recognition, allowance for doubtful accounts, allowances for hardware returns, estimates of excess and obsolete inventory, stock-based compensation, warrants, impairment of fixed assets and capitalized internally developed software. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the condensed consolidated financial statements. Due to the use of estimates inherent in the financial reporting process and given the unknowable duration and effects of the COVID-19 pandemic, actual results could differ from those estimates.

The Company’s significant accounting policies for these financial statements as of March 31, 2021 are summarized below and should be read in conjunction with the Summary of Significant Accounting Policies detailed in the Company’s Consolidated Financial Statements for the year ended December 31, 2020.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at net realizable value, net of allowance for doubtful accounts and reserve for wholesale returns (See Revenue Recognition – Hardware below for further information). On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on a past history of write-offs, collections, and current credit conditions. A receivable is considered past due if the Company has not received payments based on agreed-upon terms.

The Company generally does not require any security or collateral to support its receivables. The allowance for doubtful accounts was $259 and $88 as of March 31, 2021 and December 31, 2020, respectively.

Inventories, net

Inventories consist of finished goods and component parts, which are purchased from contract manufacturers and component suppliers. Inventories are stated at the lower of cost or net realizable value with cost being determined using the average cost method. The Company periodically assesses the valuation of inventory and will write down the value for estimated excess and obsolete inventory based upon estimates of future demand and market conditions, when necessary.

Equity Issuance Costs

Costs incurred in connection with the issuance of the Company’s series preferred stock have been recorded as a direct reduction against redeemable convertible preferred stock within the Condensed Consolidated Balance Sheets.

Additionally, certain transaction costs incurred in connection with the pending merger agreement which are direct and incremental to the proposed merger (see Note 1, Description of Business) have been recorded as a component of prepaid expenses and other current assets within the Condensed Consolidated Balance Sheets.

Revenue Recognition

The Company adopted Accounting Standards Update (“ASU”) No. 2014-09 and its related amendments (collectively, known as Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers) effective January 1, 2018, using the full retrospective approach to all contracts. Incremental costs to obtaining customer contracts, primarily sales commissions, were capitalized in accordance with the adoption of ASC 606.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identify contracts with customers; (ii) identify performance obligations; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; and (v) recognize revenue when (or as) the Company satisfies each performance obligation.

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in ASC 606. Revenues are recognized when control of the promised goods or services are transferred to a customer in an amount that reflects the consideration that the Company expects to receive in exchange for those services. The Company currently generates its revenues from two primary sources: (1) hardware devices and (2) software products.

Hardware

The Company generates hardware revenue primarily from the sale of our portfolio of devices for our smart access and smart apartment solutions. The Company sells hardware to building developers through our channel partners who act as the intermediary and installer. The Company recognizes hardware revenue when the hardware is shipped to our channel partners, which is when control is transferred to the building developer.

The Company provides warranties related to the intended functionality of the products and those warranties typically allow for the return of hardware up to one year for electrical components and five years for mechanical components past the date of sale. The Company determined these warranties are not separate performance obligations as they cannot be purchased separately and do not provide a service in addition to an assurance the hardware will function as expected. The Company records a reserve as a component of cost of hardware revenue based on historical costs of replacement units for returns of defective products. For the three months ended March 31, 2021 and 2020, the reserve for hardware warranties was approximately 1% and 2% of cost of hardware revenue, respectively. The Company also provides certain customers on a wholesale arrangement with a right of return for non-defective product, which is treated as a reduction of hardware revenue based on the Company’s expectations and historical experience. For the three months ended March 31, 2021 and 2020, the reserve for wholesale returns against revenue was zero and $55, respectively. The reserve against accounts receivable as of March 31, 2021 and December 31, 2020 was $1,775 and $1,787, respectively.

Software

The Company generates software revenue primarily through the sale of our software-as-a-service, or SaaS, to building developers over our cloud-based platform on a subscription-based arrangement. Subscription fees vary depending on the optional features selected by customers as well as the term length. SaaS arrangements generally have term lengths of month-to-month, 2-year, 5-year and 10-year and is a fixed-fee paid upfront except for the month-to-month arrangements. As a result of significant discounts provided on the longer-term software contracts paid upfront, the Company has determined that there is a significant financing component and have therefore broken out the interest component and recorded as a component of interest income (expense), net on the Condensed Consolidated Statements of Operations and Comprehensive Loss. The amount of interest expense related to this component was $658 and $267, for the three months ended March 31, 2021 and 2020, respectively.

The services provided by the Company for the subscription-based arrangements are considered stand-ready performance obligations where customers benefit from the services evenly throughout the service period. Revenue is primarily recognized on a ratable basis over the subscription period of the contractual arrangement beginning when or as control of the promised services is available or transferred to the customer.

Performance Obligations

The company enters into contracts that contain multiple distinct performance obligations, hardware and software. The hardware performance obligation includes the delivery of hardware, and the software performance obligation allows the customer access to the software during the contracted-use term when the promised service is transferred to the customer. The Company has determined that the hardware and software are individual distinct performance obligations because both can be sold by the Company on a standalone basis, and because other vendors sell similar technologies and services on a standalone basis.

For each performance obligation identified, the Company estimates the standalone selling price, which represents the price at which the Company would sell the good or service separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price, taking into account available information such as market conditions, review historical pricing data, and internal pricing guidelines related to the performance obligations. The Company then allocates the transaction price among those obligations based on the estimation of standalone selling price. For software revenue, the Company estimates the transaction price, including variable consideration, at the commencement of the contract and recognizes revenue over the contract term. The aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied was $17,802 as of March 31, 2021. The Company expects to recognize the short-term amount of $4,687 over the next 12 months, and the long-term portion of $13,115 over the contracted-use term of each agreement.

Revenue Disaggregation

The Company had total revenue of $6,629 and $2,726 for the three months ended March 31, 2021 and 2020, respectively, all generated within North America.

Deferred Contract Costs

The following table represents a roll-forward of the Company’s deferred contract costs:

Balance as of January 1, 2021	$549
Additions to deferred contract costs	56
Amortization of deferred contract costs	(23)

Balance as of March 31, 2021	$582

Contract Assets and Contract Liabilities (Unbilled receivables and Deferred revenue)

	March 31, 2021	December 31, 2020
Contract assets (unbilled receivables)	$79	$—
Contract liabilities (deferred revenue)	$17,802	$15,522

The Company enters into contracts with its customers, which may give rise to contract assets (unbilled receivables) and contract liabilities (deferred revenue) due to revenue recognition differing from the timing of payments made by customers. The Company recognizes unbilled receivables when the performance obligation precedes the invoice date. The Company records unbilled receivables within prepaid and other current assets on the Condensed Consolidated Balance Sheets.

The Company records contract liabilities to deferred revenue when the Company receives customer payments in advance of the performance obligations being satisfied on the Company’s contracts, which is generally the Company’s software revenue. The Company generally invoices its customers monthly, 2 years, 5 years or 10 years in advance of services being provided. The Company recognized $1,126 of prior year deferred software revenue during the three months ended March 31, 2021.

Increase in contract liabilities for the three months ended March 31, 2021 primarily resulted from growth of contracts with new and existing customers. Deferred revenue that will be recognized during the succeeding 12-month period is recorded within current liabilities on the accompanying Condensed Consolidated Balance Sheets.

Cost of revenue

Cost of hardware revenue consists primarily of product costs, including manufacturing costs, duties and other applicable importing costs, shipping and handling costs, packaging, warranty costs, assembly costs and warehousing costs, as well as other non-inventoriable costs including personnel-related expenses associated with supply chain logistics and channel partner fees.

Cost of software revenue consists primarily of outsourced hosting costs and personnel-related expenses associated with monitoring and managing the outsourced hosting service provider.

Our cost of revenue excludes depreciation and amortization shown in operating expenses.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the condensed consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of March 31, 2021 and December 31, 2020, the Company recorded a full valuation allowance against its deferred tax assets.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Stock-Based Compensation

The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period and uses the straight-line method to recognize stock-based compensation. The Company uses the Black-Scholes-Merton (“Black-Scholes”) option-pricing model to determine the fair value of stock awards. The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions, which determine the fair value of share-based awards, including the option’s expected term and the price volatility of the underlying stock. The Company calculates the fair value of options granted by using the Black-Scholes option-pricing model with the following assumptions:

Expected Volatility—The Company estimated volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the options’ expected term.

Expected Term—The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. The Company has elected to use the midpoint of the stock options vesting term and contractual expiration period to compute the expected term, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

Risk-Free Interest Rate—The risk-free interest rate is based on the implied yield currently available on US Treasury zero-coupon issues with a term that is equal to the options’ expected term at the grant date.

Dividend Yield—The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Fair Value Measurements

Fair value accounting is applied for all assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the condensed consolidated financial statements on a recurring basis (at least annually). Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Inputs are observable, either directly or indirectly, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3—Inputs are generally unobservable inputs and typically reflect management’s best estimate of assumptions that market participants would use in pricing the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. The Company invests its excess cash in low-risk, highly liquid money market funds with a major financial institution.

Significant customers are those which represent more than 10% of the Company’s total revenue or gross accounts receivable balance at each balance sheet date. As of March 31, 2021 and December 31, 2020, the Company had one customer that accounted for $1,595 and $1,532 or 17% and 15% of gross accounts receivable, respectively. For the three months ended March 31, 2021, the Company had one customer that accounted for $943 or 14% of total revenue. For the three months ended March 31, 2020, the Company had one customer that accounted for $546 or 20% of total revenue.

Segment Information

The Company has one operating and reportable segment as it only reports financial information on an aggregate and consolidated basis to its Chief Executive Officer, who is the Company’s chief operating decision maker.

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet as a right of use asset and related lease liability. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this ASU on its condensed consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this ASU on its condensed consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The update also simplifies GAAP for other areas of Topic 740 by clarifying and amending existing guidance to improve consistent application. The amendment in this update is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. The Company adopted this standard effective January 1, 2021. The Company has completed the assessment and determined this ASU does not have a material impact on its condensed consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The amendment in this update is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its condensed consolidated financial statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of Latch, Inc. and its 100% wholly-owned subsidiaries, Latch Taiwan, Inc. and Latch Insurance Solutions, LLC. All intercompany transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expense during the reporting period. Estimates are used when accounting for revenue recognition, allowance for doubtful accounts, allowances for hardware returns, estimates of excess and obsolete inventory, stock-based compensation, warrants, impairment of fixed assets and capitalized internally developed software. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the consolidated financial statements. Due to the use of estimates inherent in the financial reporting process and given the unknowable duration and effects of the COVID-19 pandemic, actual results could differ from those estimates.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be Cash and cash equivalents. Cash and cash equivalents are recorded at cost, which approximates fair value. As of December 31, 2020 and 2019, cash consists primarily of checking and money market funds. The Company considers these money market funds to be Level 1 financial instruments.

The Company’s cash balances are primarily held with one financial institution and exceed the limits that are federally insured. To date, the Company has not recognized any losses caused by uninsured balances.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at net realizable value, net of allowance for doubtful accounts and reserve for wholesale returns (See Revenue Recognition – Hardware below for further information). On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on a past history of write-offs, collections, and current credit conditions. A receivable is considered past due if the Company has not received payments based on agreed-upon terms.

The Company generally does not require any security or collateral to support its receivables. The allowance for doubtful accounts was $88 and $283 as of December 31, 2020 and 2019, respectively.

Inventories, net

Inventories consist of finished goods and component parts, which are purchased from contract manufacturers and component suppliers. Inventories are stated at the lower of cost or net realizable value with cost being determined using the average cost method. The Company periodically assesses the valuation of inventory and will write down the value for estimated excess and obsolete inventory based upon estimates of future demand and market conditions, when necessary.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets as follows:

Useful life in years
Office furniture	5
Computers and equipment	3

Software Development Costs

The Company capitalizes certain development costs incurred in connection with its internally developed software. These capitalized costs are primarily related to its software which is hosted by the Company and accessed by its customers via a mobile application or web application on a subscription basis. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional features and functionality. Maintenance costs are expensed as incurred. Internally developed software is amortized on a straight-line basis over its estimated useful life, generally 3-5 years. The Company capitalized $5,035 and $2,987 in internally developed software during the years ended December 31, 2020 and 2019, respectively. Amortization expense related to internally developed software for the years ended December 31, 2020 and 2019 was $794 and $340, respectively. The net book value of capitalized internally developed software at December 31, 2020 and 2019, was $7,416 and $3,175, respectively.

Intangible Assets

The Company’s finite-lived intangible assets consist primarily of acquisitions of patents and other intangibles. Intangible assets with finite lives are recorded at their estimated fair value at the date of acquisition and are amortized over their estimated useful lives using the straight-line method. Additionally, the Company has indefinite-lived intangible assets that were acquired, primarily including domain names. The net book value of intangible assets at December 31, 2020 and 2019, was $295 and $140, respectively, and included within other non-current assets on the Consolidated Balance Sheets.

Equity Issuance Costs

Costs incurred in connection with the issuance of the Company’s series preferred stock have been recorded as a direct reduction against redeemable convertible preferred stock within the Consolidated Balance Sheets.

Additionally, certain transaction costs incurred in connection with the pending merger agreement which are direct and incremental to the proposed merger (see Note 17, Subsequent Events) have been recorded as a component of prepaid expenses and other current assets within the Consolidated Balance Sheets.

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606). This new standard replaces all previous accounting guidance on this topic and eliminates all industry-specific guidance. The new revenue recognition guidance provides a unified model to determine how revenue is recognized. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In doing so, companies need to use more judgment and make more estimates than under prior guidance. Judgments include identifying performance obligations in the contract, estimating the amount of consideration to include in the transaction price, and allocating the transaction price to each performance obligation.

The Company adopted ASU No. 2014-09 and its related amendments (collectively, known as ASC 606, Revenue from Contracts with Customers) effective January 1, 2018, using the full retrospective approach to all contracts. Incremental costs to obtaining customer contracts, primarily sales commissions, were capitalized in accordance with the adoption of ASC 606.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identify contracts with customers; (ii) identify performance obligations; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; and (v) recognize revenue when (or as) the Company satisfies each performance obligation.

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in ASC 606. Revenues are recognized when control of the promised goods or services are transferred to a customer in an amount that reflects the consideration that the Company expects to receive in exchange for those services. The Company currently generates its revenues from two primary sources: (1) hardware devices and (2) software products.

Hardware

The Company generates hardware revenue primarily from the sale of our portfolio of devices for our smart access and smart apartment solutions. The Company sells hardware to building developers through our channel partners who act as the intermediary and installer. The Company recognizes hardware revenue when the hardware is shipped to our channel partners, which is when control is transferred to the building developer.

The Company provides warranties related to the intended functionality of the products and those warranties typically allow for the return of hardware up to one year for electrical components and five years for mechanical components past the date of sale. The Company determined these warranties are not separate performance obligations as they cannot be purchased separately and do not provide a service in addition to an assurance the hardware will function as expected. The Company records a reserve as a component of cost of hardware revenue based on historical costs of replacement units for returns of defective products. For the years ended December 31, 2020 and 2019, the reserve for hardware warranties was approximately 2% of cost of hardware revenue. The Company also provides certain customers on a wholesale arrangement with a right of return for non-defective product, which is treated as a reduction of hardware revenue based on the Company’s expectations and historical experience. For the years ended December 31, 2020 and 2019, the reserve for wholesale returns against revenue was $131 and $578, and the reserve against accounts receivable was $1,787 and $1,483, respectively.

Software

The Company generates software revenue primarily through the sale of our software-as-a-service, or SaaS, over our cloud-based platform on a subscription-based arrangement. Subscription fees vary depending on the optional features selected by customers as well as the term length. SaaS arrangements generally have term lengths of month-to-month, 2-year, 5-year and 10-year and is a fixed-fee paid upfront except for the month-to-month arrangements. As a result of significant discounts provided on the longer term software contracts paid upfront, the Company has determined that there is a significant financing component and have therefore broken out the interest component and recorded as a component of interest income (expense), net on the Consolidated Statements of Operations and Comprehensive Income (Loss). The amount of interest expense related to this component was $1,524 and $433, for the years ended December 31, 2020 and 2019, respectively.

The services provided by the Company for the subscription-based arrangements are considered stand-ready performance obligations where customers benefit from the services evenly throughout the service period. Revenue is primarily recognized on a ratable basis over the subscription period of the contractual arrangement beginning when or as control of the promised services is available or transferred to the customer.

Performance Obligations

The company enters into contracts that contain multiple distinct performance obligations, hardware and software. The hardware performance obligation includes the delivery of hardware, and the software performance obligation allows the customer access to the software during the contracted-use term when the promised service is transferred to the customer. The Company has determined that the hardware and software are individual distinct performance obligations because both can be sold by the Company on a standalone basis, and because other vendors sell similar technologies and services on a standalone basis.

For each performance obligation identified, the Company estimates the standalone selling price, which represents the price at which the Company would sell the good or service separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price, taking into account available information such as market conditions, review historical pricing data, and internal pricing guidelines related to the performance obligations. The Company then allocates the transaction price among those obligations based on the estimation of standalone selling price. For software revenue, the Company estimates the transaction price, including variable consideration, at the commencement of the contract and recognizes revenue over the contract term. The aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied was $15,523 as of December 31, 2020. The Company expects to recognize the short-term amount of $2,344 over the next 12 months, and the long-term portion of $13,179 over the contracted-use term of each agreement.

Revenue Disaggregation

The Company had total revenue of $18,061 and $14,887 for the years ended December 31, 2020 and 2019, respectively, all generated within North America.

Deferred Contract Costs

The Company capitalizes commission expenses paid to internal sales personnel that are incremental to obtaining customer software contracts. Costs related to the initial signing of software contracts are amortized over the average customer life, which has been estimated to be ten years. The Company determined the period of benefit by taking into consideration the length of terms in its customer contracts, including renewals and extensions. Amounts expected to be recognized within one year of the balance sheet date are recorded as deferred contract costs, current and is included in prepaid expenses and other current assets on the Consolidated Balance Sheets; the remaining portion is recorded as deferred contract costs non-current, and is included in other non-current assets on the Consolidated Balance Sheets. Amortization expense is included in sales and marketing expense in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The following table represents a roll-forward of the Company’s deferred contract costs:

Balance as of January 1, 2019	$26
Additions to deferred contract costs	151
Amortization of deferred contract costs	(17)

Balance as of December 31, 2019	$160

Additions to deferred contract costs	454
Amortization of deferred contract costs	(65)

Balance as of December 31, 2020	$549

Contract Assets and Contract Liabilities (Deferred revenue)

A contract asset results when goods or services have been transferred to the customer, but payment is contingent upon a future event, other than the passage of time (i.e., type of unbilled receivable). The Company does not have any material unbilled receivables, therefore, does not have any contract assets. The Company only has accounts receivable as disclosed on the face of the Consolidated Balance Sheets.

The Company records contract liabilities to deferred revenue when the Company receives customer payments in advance of the performance obligations being satisfied on the Company’s contracts, which is generally the Company’s software revenue. The Company generally invoices its customers monthly, 2 years, 5 years or 10 years in advance of services being provided. The contract liability balance as of January 1, 2020 and 2019 was $7,068 and $934, respectively. The Company recognized $1,845 and $308 of software revenue during the years ended December 31, 2020 and 2019, respectively, from the beginning contract liability balance as of January 1, 2020 and 2019. Increase in contract liabilities for the years ended December 31, 2020 and 2019 primarily resulted from growth of contracts with new and existing customers. Deferred revenue that will be recognized during the succeeding 12-month period is recorded within current liabilities on the accompanying Consolidated Balance Sheets.

Cost of revenue

Cost of hardware revenue consists primarily of product costs, including manufacturing costs, duties and other applicable importing costs, shipping and handling costs, packaging, warranty costs, assembly costs and warehousing costs, as well as other non-inventoriable costs including personnel-related expenses associated with supply chain logistics and channel partner fees.

Cost of software revenue consists primarily of outsourced hosting costs and personnel-related expenses associated with monitoring and managing the outsourced hosting service provider.

Our cost of revenue excludes depreciation and amortization shown in operating expenses.

General and administrative

General and administrative expense consists primarily of personnel and related expenses for our executive, legal, human resources, finance, and IT functions, including salaries, bonuses, benefits, payroll taxes, travel, and stock-based compensation. Additional expenses included in this category are non-personnel costs such as legal fees, rent, professional fees, audit fees, bad debt expense and insurance costs.

Research and development

Research and development (“R&D”) expense consists primarily of personnel and related expenses for our employees working on our product design and engineering teams, including salaries, bonuses, benefits, payroll taxes, travel and stock-based compensation. Also included are non-personnel costs such as amounts paid to our third-party contract manufacturers for tooling, engineering and prototype costs of our hardware products, fees paid to third party consultants, R&D supplies and rent. R&D costs that do not meet the criteria for capitalization are expensed as incurred. R&D expense was $25,314 and $18,340 for the years ended December 31, 2020 and 2019, respectively.

Sales and marketing

Sales and marketing expense consists primarily of personnel and related expenses for our employees working on our sales, customer success, deployment and marketing teams, including salaries, bonuses, benefits, payroll taxes, travel, commissions and stock-based compensation. Also included are non-personnel costs such as marketing activities (trade shows and events, conferences, and digital advertising), professional fees, rent and customer support.

Costs associated with the Company’s advertising are expensed as incurred and are included in sales and marketing expenses. Advertising expense was $429 and $793 for the years ended December 31, 2020 and 2019, respectively.

Depreciation and amortization

Depreciation and amortization consist primarily of depreciation expense related to investments in property and equipment and internally developed capitalized software.

Impairment of Long-Lived Assets

The Company assesses long-lived assets for impairment in accordance with the provisions of FASB ASC 360, Property, Plant and Equipment. Long-lived assets (asset group), such as property and equipment and internally developed capitalized software costs subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. As of December 31, 2020 and 2019, no impairment charge has been recorded.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2020 and 2019, the Company has recorded a full valuation allowance against its deferred tax assets.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Stock-Based Compensation

The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period and uses the straight-line method to recognize stock-based compensation. The Company uses the Black-Scholes-Merton (“Black-Scholes”) option-pricing model to determine the fair value of stock awards. The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions, which determine the fair value of share-based awards, including the option’s expected term and the price volatility of the underlying stock. The Company calculates the fair value of options granted by using the Black-Scholes option-pricing model with the following assumptions:

Expected Volatility—The Company estimated volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the options’ expected term.

Expected Term—The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. The Company has elected to use the midpoint of the stock options vesting term and contractual expiration period to compute the expected term, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

Risk-Free Interest Rate—The risk-free interest rate is based on the implied yield currently available on US Treasury zero-coupon issues with a term that is equal to the options’ expected term at the grant date.

Dividend Yield—The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Fair Value Measurements

Fair value accounting is applied for all assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Inputs are observable, either directly or indirectly, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3—Inputs are generally unobservable inputs and typically reflect management’s best estimate of assumptions that market participants would use in pricing the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.

Convertible Notes and Derivatives

The Company accounts for convertible notes, net using an amortized cost model pursuant to ASC 835, Interest. Convertible notes are classified as liabilities measured at amortized cost, net of debt discounts from debt issuance costs, lender fees, and the initial fair value of bifurcated derivatives, which reduce the initial carrying amount of the notes. The carrying value is accreted to the stated principal amount at contractual maturity using the effective-interest method with a corresponding charge to interest expense pursuant to ASC 835. Debt discounts are presented on the balance sheet as a direct deduction from the carrying amount of the related debt.

The Company accounts for its derivatives in accordance with, ASC 815-10, Derivatives and Hedging, or ASC 815-15, Embedded Derivatives, depending on the nature of the derivative instrument. ASC 815 requires each contract that is not a derivative in its entirety be assessed to determine whether it contains embedded derivatives that are required to be bifurcated and accounted for as a derivative financial instrument. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument. Embedded derivatives are measured at fair value and re-measured at each subsequent reporting period, and recorded within convertible notes, net on the accompanying consolidated Balance Sheets and changes in fair value recorded in other income (expense) within the Statements of Operations and Comprehensive Income (Loss).

Earnings per Share

The calculation of earnings per share is based on the weighted average number of common stock or common stock equivalents outstanding during the applicable period. The dilutive effect of common stock equivalents is excluded from basic earnings per share and is included in the calculation of diluted earnings per share. Potentially dilutive securities include outstanding convertible preferred stock, common stock options, and common stock warrants.

The Company follows the two-class method when computing net loss per common share when shares are issued that meet the definition of participating securities. The two-class method determines net loss per common share for each class of common stock and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company’s redeemable convertible preferred stock contractually entitles the holders of such shares to participate in dividends, but does not contractually require the holders of such shares to participate in the Company’s losses. For periods in which the Company reports net losses, diluted net loss per share is the same as basic net loss per share because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Diluted shares outstanding are calculated using the treasury stock method or the two-class method, depending on which method is more dilutive for a given period. Under the treasury stock method, the amount the employee must pay for exercising stock options, the amount of compensation cost for future service that the Company has not yet recognized, and the amount of benefits that would be recorded in common shares when the award becomes deductible for tax purposes are assumed to be used to repurchase shares, based on the average share price for the fiscal period.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. The Company invests its excess cash in low-risk, highly liquid money market funds with a major financial institution.

Significant customers are those which represent more than 10% of the Company’s total revenue or gross accounts receivable balance at each balance sheet date. As of December 31, 2020 and 2019, the Company had one customer that accounted for $1,532 and $2,534, or 15% and 29%, of gross accounts receivable, respectively. As of December 31, 2020, the Company had one customer that accounted for $1,894 or 10.5% of total revenue. There was no customer that accounted for greater than 10% of the Company’s total revenue for the year ended December 31, 2019.

Segment Information

The Company has one operating and reportable segment as it only reports financial information on an aggregate and consolidated basis to its Chief Executive Officer, who is the Company’s chief operating decision maker.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet as a right of use asset and related lease liability. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The update also simplifies GAAP for other areas of Topic 740 by clarifying and amending existing guidance to improve consistent application. The amendment in this update is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. The Company adopted this standard effective January 1, 2021. The Company has completed the assessment and determined this ASU does not have a material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The amendment in this update is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.